INCOME TAXES - Changes in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ (245,585)	$ (195,994)
Recognized in purchase price	(772,373)	0
Recognized in net earnings	(88,059)	(48,530)
Recognized in equity	(1,644)	2,637
Foreign currency translation in other comprehensive income (loss)	(51,238)	(3,698)
Net deferred tax liabilities, end of year	$ (1,158,899)	$ (245,585)